Changes in accounting policies - Narrative (Details)	Apr. 01, 2019 CAD ($)
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Impairment of right-of-use assets	$ 0
Weighted-average borrowing rate of lease liabilities	4.28%
Weighted-average lease term, lease liabilities	8 years